Events occurred after the reporting date	12 Months Ended
Dec. 31, 2022
Events occurred after the reporting date
Events occurred after the reporting date

Note 26Events occurred after the reporting date

2626.1Authorization of the financial statements

The consolidated financial statements of the Company and its subsidiaries, prepared in accordance with IFRS for the year ended December 31, 2022, were approved and authorized for issuance by the Company´s Board of Directors on April 25, 2023.

26.2Disclosures on events occurring after the reporting date

Management is not aware of any other significant events that occurred between December 31, 2022, and the date of issuance of these consolidated financial statements that may significantly affect them.